Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Public [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	$ 5,635,000
Change in valuation inputs or other assumptions	(1,045,695)
Fair value ending	4,589,305
Warrant Liabilities [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	9,033,095
Change in valuation inputs or other assumptions	(1,033,954)
Fair value ending	7,999,141
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in the fair value of warrant liabilities [Line Items]
Fair value beginning	3,398,095
Change in valuation inputs or other assumptions	11,741
Fair value ending	$ 3,409,836